UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04888

BNY Mellon Ultra Short Income Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/19

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Ultra Short Income Fund

SEMIANNUAL REPORT May 31, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Ultra Short Income Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Ultra Short Income Fund, covering the six-month period from December 1, 2018 through May 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a sharp sell-off in December 2018, triggered in part by heightened concerns over rising interest rates, trade tensions and slowing global growth. The slump largely erased prior gains on U.S. indices, while losses deepened in international markets. In December, it appeared that the U.S. Federal Reserve (the “Fed”) would maintain its hawkish stance on monetary policy. However, comments made by the Fed in January indicated that it would slow the pace of interest-rate increases; this helped stimulate a rebound across equity markets that continued through much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back.

At the end of 2018, equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. After encouraging comments by the Fed in January, fixed-income markets rallied, and bond prices benefited from falling rates through the end of the period.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 17, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2018 through May 31, 2019, as provided by Bernard W. Kiernan, Jr., Primary Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2019, BNY Mellon Ultra Short Income Fund’s (formerly, Dreyfus Ultra Short Income Fund) Class D shares produced a total return of 1.07%, Institutional shares returned 1.36%, and Class Z shares returned 1.14%.1 In comparison, the Fund’s benchmark, the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”), provided a total return of 1.20%.2

Yields of short-term, fixed-income securities rose over the reporting period, amid steady economic growth and an accommodative shift in Federal Reserve (“Fed”) policy. The Fed implemented one increase in short-term interest rates.

The Fund’s Investment Approach

The fund seeks high current income consistent with the maintenance of liquidity and low volatility of principal. To pursue its goal, the fund normally invests in a broad range of U.S. dollar-denominated debt securities, including money market instruments. The fund is designed to provide a high degree of share price stability, while generating higher returns than money market funds over time, but the fund is not a money market fund and is not subject to the maturity, quality, liquidity and diversification requirements applicable to money market funds.

Under normal circumstances, the fund expects to maintain a dollar-weighted average portfolio maturity of 120 days or less and only buys individual securities with remaining maturities of 18 months or less. The fund only invests in securities that, at the time of purchase, are rated investment grade or in the top three short-term rating categories by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, determined to be of comparable quality by BNY Mellon Investment Adviser, Inc. The fund concentrates its investments in the financial services industry.

Fed Puts Rate Hikes on Pause, Economic Growth Remains Steady

The reporting period began in the midst of investor concerns about wavering economic growth and the possibility that the Fed would be too aggressive in raising short-term interest rates. A shift in the Fed’s stance early in the reporting period, however, eased investor worries and provided a boost to capital markets.

The Fed last raised short-term interest rates in December 2018, prior to shifting to its more accommodative stance. That rate hike brought the federal funds target rate to 2.25%-2.50%. Unemployment ticked up to 3.9% in December, while job creation remained strong, with new positions numbering 227,000. Gross domestic product (GDP) data released during the month showed that third-quarter economic growth amounted to 3.4%.

In January, the unemployment rate rose to 4.0%, and the economy generated 312,000 new jobs, while the core personal consumption expenditures (PCE) index fell to 1.8% from 2.0% in December. In addition, the Fed indicated that it would pause its interest-rate-hike plans, making future hikes more data-dependent.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

In February, unemployment fell to 3.8%, and job creation fell to just 56,000. The unemployment rate remained unchanged in March, while new jobs rebounded to 153,000, and the PCE index fell further to 1.5%. GDP for the fourth quarter of 2018 came in at 2.2%, according to the third estimate, while GDP for the year rose 2.9%. April experienced a further drop in unemployment to 3.6%, while job creation improved to 216,000. The second estimate for first-quarter 2019 GDP showed that the economy grew at a rate of 3.1%. In May, the unemployment rate held steady at 3.6%, but job creation slumped to just an estimated 72,000.

Fed Backs Off Hawkish Stance

The Fed shifted its policy stance during the reporting period, implementing one rate hike in December, bringing the federal funds rate to between 2.25% and 2.50%, but officials also indicated that further increases would be “data-dependent.” Although the Fed has also continued to tighten monetary conditions by further reducing its balance sheet through the sale of U.S. government securities, it has indicated that this program would end in September 2019.

In this interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is in line with industry averages. As always, we have retained our longstanding focus on quality and liquidity.

June 17, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 31, 2020, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by BNY Mellon Investment Adviser, Inc.), involve credit and liquidity risks and risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Ultra Short Income Fund from December 1, 2018 to May 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2019

	Class D	Institutional Shares	Class Z
Expenses paid per $1,000†	$3.01	$1.00	$2.21
Ending value (after expenses)	$1,010.70	$1,013.60	$1,011.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2019

	Class D	Institutional Shares	Class Z
Expenses paid per $1,000†	$3.02	$1.01	$2.22
Ending value (after expenses)	$1,021.94	$1,023.93	$1,022.74

† Expenses are equal to the fund’s annualized expense ratio of .60% for Class D, .20% for Institutional shares and .44% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2019 (Unaudited)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 4.2%
Alpine Securitization (cost $3,983,267)	2.56	7/31/19	4,000,000	[a,b]	3,983,211
Commercial Paper - 58.0%
Bedford Row Funding	2.98	10/18/19	500,000	[a,b]	495,077
Collateralized Commercial Paper II , 3 Month LIBOR +.16%	2.75	7/1/19	2,000,000	[a,c]	2,000,229
Commonwealth Bank of Australia , 3 Month LIBOR +.10%	2.70	7/4/19	2,000,000	[a,c]	2,000,764
HSBC Bank , 1 Month LIBOR +.13%	2.56	6/27/19	2,000,000	[a,c]	2,000,370
Hyundai Capital America	2.69	6/26/19	5,000,000	[b]	4,990,387
Lloyds Bank , 3 Month LIBOR +.02%	2.54	8/29/19	4,000,000	[c]	4,000,096
Lloyds Bank , 3 Month LIBOR +.12%	2.71	7/9/19	500,000	[c]	500,056
LMA Americas	2.66	7/15/19	4,500,000	[a,b]	4,486,134
Matchpoint Finance	2.65	8/19/19	4,000,000	[a,b]	3,977,582
Mondelez International	2.65	6/27/19	5,000,000	[b]	4,990,006
Nationwide Building Society	2.77	7/1/19	4,000,000	[a,b]	3,991,441
Royal Bank of Canada , 3 Month LIBOR +.09%	2.67	7/24/19	2,000,000	[a,c]	2,000,937
Santander UK	2.63	7/1/19	2,000,000	[b]	1,995,891
Sheffield Receivables Company	2.61	6/5/19	4,000,000	[a,b]	3,998,650
Swedbank	2.69	11/5/19	4,000,000	[b]	3,955,444
Toronto-Dominion Bank , 3 Month LIBOR +.10%	2.70	6/11/19	4,000,000	[a,c]	4,001,333
UBS , 1 Month LIBOR +.40%	2.88	6/3/19	1,500,000	[a,c]	1,500,552
UBS , 3 Month LIBOR +.32%	2.95	6/19/19	500,000	[a,c]	500,763
United Overseas Bank	2.54	8/19/19	4,000,000	[a,b]	3,978,178
Total Commercial Paper (cost $55,356,997)			55,363,890
Negotiable Bank Certificates of Deposit - 26.7%
Bank of Montreal , 3 Month LIBOR +.06%	2.64	8/5/19	2,000,000	[c]	2,000,585
Bank of Nova Scotia , 1 Month LIBOR +.31%	2.76	6/12/19	4,000,000	[c]	3,999,983
Mizuho Bank	2.55	9/13/19	4,000,000	[a]	4,000,890
MUFG Bank Ltd/NY , 1 Month LIBOR +.33%	2.80	6/10/19	4,000,000	[c]	4,002,286
Norinchukin Bank/NY	2.53	11/14/19	5,000,000		4,999,678
OCBC Bank/NY	2.58	10/2/19	2,000,000	[a]	2,000,557
Wells Fargo Bank , 3 Month LIBOR +.18%	2.76	7/11/19	4,500,000	[c]	4,504,746
Total Negotiable Bank Certificates of Deposit (cost $25,499,996)			25,508,725

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Time Deposits - 4.7%
Natixis New York (Cayman) (cost $4,500,000)	2.35	6/3/19	4,500,000	4,500,000
Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,086,879)	2.40		1,086,879	[d] 1,086,879
Repurchase Agreements - 5.2%
HSBC Securities USA Inc.,Tri-Party Agreement thru JPMorgan Chase Bank, dated 5/31/19, due at maturity date in the amount of $5,001,071 (fully collateralized by $4,961,079 Asset-Backed Securities, 2.21%-5.05%, due 8/16/21-3/19/46, value $4,886,334 and $478,750 Corporate Debt Securities, 2%-9.13%, due 9/15/20-6/30/25, value $435,045) (cost $5,000,000)	2.57	6/3/19	5,000,000	5,000,000
Total Investments (cost $95,427,139)			99.9%	95,442,705
Cash and Receivables (Net)			.1%	53,349
Net Assets			100.0%	95,496,054

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities amounted to $44,916,668 or 47.04% of net assets.

b Security is a discount security. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Banks	93.6
Repurchase Agreements	5.2
Investment Companies	1.1
99.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 11/30/18 ($)	Purchases ($)	Sales ($)	Value 5/31/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	92,023	30,834,829	29,839,973	1,086,879	1.1	13,467

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $5,000,000) —Note 1(b):
Unaffiliated issuers	94,340,260	94,355,826
Affiliated issuers	1,086,879	1,086,879
Cash		22
Interest receivable		118,332
Receivable for shares of Beneficial Interest subscribed		27,688
Prepaid expenses		29,695
		95,618,442
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		14,389
Payable for shares of Beneficial Interest redeemed		51,161
Trustees fees and expenses payable		12,107
Distributions payable		7,924
Accrued expenses		36,807
		122,388
Net Assets ($)		95,496,054
Composition of Net Assets ($):
Paid-in capital		103,097,460
Total distributable earnings (loss)		(7,601,406)
Net Assets ($)		95,496,054

Net Asset Value Per Share	Class D	Institutional Shares	Class Z
Net Assets ($)	39,056,369	1,396,313	55,043,372
Shares Outstanding	3,878,662	138,412	5,464,597
Net Asset Value Per Share ($)	10.07	10.09	10.07

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2019 (Unaudited)

Investment Income ($):
Income:
Interest	1,302,780
Dividends from affiliated issuers	13,467
Total Income	1,316,247
Expenses:
Management fee—Note 3(a)	120,541
Shareholder servicing costs—Note 3(c)	60,900
Distribution fees—Note 3(b)	49,282
Professional fees	38,848
Registration fees	28,272
Prospectus and shareholders’ reports	7,149
Custodian fees—Note 3(c)	4,174
Trustees’ fees and expenses—Note 3(d)	3,687
Loan commitment fees—Note 2	1,572
Miscellaneous	15,878
Total Expenses	330,303
Less—reduction in expenses due to undertaking—Note 3(a)	(87,136)
Less—reduction in fees due to earnings credits—Note 3(c)	(158)
Net Expenses	243,009
Investment Income—Net	1,073,238
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(104)
Net unrealized appreciation (depreciation) on investments	23,791
Net Realized and Unrealized Gain (Loss) on Investments	23,687
Net Increase in Net Assets Resulting from Operations	1,096,925

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations ($):
Investment income—net	1,073,238	1,479,742
Net realized gain (loss) on investments	(104)	918
Net unrealized appreciation (depreciation) on investments	23,791	(21,657)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,096,925	1,459,003
Distributions ($):
Distributions to shareholders:
Class D	(420,536)	(507,067)
Institutional Shares	(22,841)	(36,233)
Class Z	(623,603)	(940,150)
Total Distributions	(1,066,980)	(1,483,450)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class D	7,582,908	16,563,575
Institutional Shares	596,863	1,827,412
Class Z	2,888,468	5,421,347
Distributions reinvested:
Class D	405,650	491,398
Institutional Shares	22,841	36,197
Class Z	588,176	882,207
Cost of shares redeemed:
Class D	(7,204,690)	(5,889,066)
Institutional Shares	(2,218,084)	(642,870)
Class Z	(4,858,366)	(10,567,162)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,196,234)	8,123,038
Total Increase (Decrease) in Net Assets	(2,166,289)	8,098,591
Net Assets ($):
Beginning of Period	97,662,343	89,563,752
End of Period	95,496,054	97,662,343
Capital Share Transactions (Shares):
Class D
Shares sold	753,020	1,645,024
Shares issued for distributions reinvested	40,283	48,801
Shares redeemed	(715,461)	(584,836)
Net Increase (Decrease) in Shares Outstanding	77,842	1,108,989
Institutional Shares
Shares sold	59,187	181,289
Shares issued for distributions reinvested	2,264	3,591
Shares redeemed	(220,023)	(63,777)
Net Increase (Decrease) in Shares Outstanding	(158,572)	121,103
Class Z
Shares sold	286,838	538,366
Shares issued for distributions reinvested	58,409	87,615
Shares redeemed	(482,459)	(1,049,371)
Net Increase (Decrease) in Shares Outstanding	(137,212)	(423,390)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2019	Year Ended November 30,
Class D Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	10.07	10.07	10.07	10.17	10.43	10.50
Investment Operations:
Investment income—net[a]	.11	.16	.07	.03	.11	.08
Net realized and unrealized gain (loss) on investments	.00[b]	(.01)	(.00)[b]	(.07)	(.16)	.01[c]
Total from Investment Operations	.11	.15	.07	(.04)	(.05)	.09
Distributions:
Dividends from investment income—net	(.11)	(.15)	(.07)	(.06)	(.21)	(.16)
Net asset value, end of period	10.07	10.07	10.07	10.07	10.17	10.43
Total Return (%)	1.07[d]	1.54	.70	(.39)	(.52)	.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[e]	.75	.81	.89	.72	.71
Ratio of net expenses to average net assets	.60[e]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.15[e]	1.56	.68	.34	1.02	.76
Portfolio Turnover Rate	-	-	-	51.72	59.09	146.64
Net Assets, end of period ($ x 1,000)	39,056	38,260	27,102	14,913	16,261	28,532

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

d Not annualized.

e Annualized.

See notes to financial statements.

	Six Months Ended
	May 31, 2019	Year Ended November 30,
Institutional Shares	(Unaudited)	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	10.08	10.09	10.07	10.16	10.43	10.50
Investment Operations:
Investment income—net[b]	.13	.19	.11	.06	.13	.11
Net realized and unrealized gain (loss) on investments	.01	(.00)[c]	.02[d]	(.06)	(.17)	.01[d]
Total from investment Operations	.14	.19	.13	-	(.04)	.12
Distributions:
Dividends from investment income—net	(.13)	(.20)	(.11)	(.09)	(.23)	(.19)
Net asset value, end of period	10.09	10.08	10.09	10.07	10.16	10.43
Total Return (%)	1.36[e]	1.97	1.20	.05	(.37)	1.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.49[f]	.52	.53	.61	.45	.44
Ratio of net expenses to average net assets	.20[f]	.20	.20	.24	.35	.35
Ratio of net investment income to average net assets	2.48[f]	1.96	1.09	.62	1.28	1.01
Portfolio Turnover Rate	-	-	-	51.72	59.09	146.64
Net Assets, end of period ($ x 1,000)	1,396	2,994	1,774	18,405	19,987	19,499

a On April 1, 2016, the existing Class I shares were exchanged for Class Y shares and Class Y shares were redesignated as Institutional shares.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

e Not annualized.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
May 31, 2019		Year Ended November 30,
Class Z Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	10.07	10.07	10.08	10.17	10.44	10.50
Investment Operations:
Investment income—net[a]	.11	.17	.08	.05	.12	.10
Net realized and unrealized gain (loss) on investments	.00[b]	.00[b]	.00[b,c]	(.07)	(.17)	.01[c]
Total from Investment Operations	.11	.17	.08	(.02)	(.05)	.11
Distributions:
Dividends from investment income—net	(.11)	(.17)	(.09)	(.07)	(.22)	(.17)
Net asset value, end of period	10.07	10.07	10.07	10.08	10.17	10.44
Total Return (%)	1.14[d]	1.68	.75	(.16)	(.38)	.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65[e]	.70	.74	.79	.65	.63
Ratio of net expenses to average net assets	.44[e]	.47	.45	.44	.47	.44
Ratio of net investment income to average net assets	2.27[e]	1.65	.83	.48	1.16	.92
Portfolio Turnover Rate	-	-	-	51.72	59.09	146.64
Net Assets, end of period ($ x 1,000)	55,043	56,408	60,688	82,454	91,230	104,636

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

d Not annualized.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Ultra Short Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek high current income consistent with the maintenance of liquidity and low volatility of principal. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus Ultra Short Income Fund to BNY Mellon Ultra Short Income Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class D, Institutional shares and Class Z. Class D shares are sold at net asset value per share directly by the Adviser and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Institutional shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed Commercial Paper	-	3,983,211		3,983,211
Commercial Paper	-	55,363,890	-	55,363,890
Negotiable Bank Certificates of Deposit	-	25,508,725	-	25,508,725
Repurchase Agreements	-	5,000,000		5,000,000
Time Deposits	-	4,500,000	-	4,500,000
Investment Companies	1,086,879	-	-	1,086,879

At May 31, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $8,014,089 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2018. The fund has $2,951,694 of short-term capital losses and $5,062,395 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2018 was as follows: ordinary income

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$1,483,450. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year, the aggregate expenses of the fund (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2019, there was no reduction in expenses pursuant to the Agreement.

The Adviser has contractually agreed, from December 1, 2018 through March 31, 2020, to waive receipt of a portion of its management fees in the amount of .05% of the value of the fund’s average daily net assets. On or after March 31, 2020, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertakings, amounted to $24,108 during the period ended May 31, 2019.

The Adviser has contractually agreed, from December 1, 2018 through March 31, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the total annual fund operating expenses of Class D, Institutional and Class Z shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .35% for Class D and Class Z shares and .20% for Institutional shares of the value of the respective class’ average daily net assets. On or after March 31, 2020, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertakings, amounted to $63,028 during the period ended May 31, 2019.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .25% of the value of its average daily net assets. During the period ended May 31, 2019, Class D shares were charged $49,282 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2019, Class Z shares were charged $25,824 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2019, the fund was charged $19,902 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2019, the fund was charged $4,174 pursuant to the custody agreement. These fees were partially offset by earnings credits of $157.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2019, the fund was charged $925 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

During the period ended May 31, 2019, the fund was charged $5,044 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $20,258, Distribution Plan fees $8,295, custodian fees $3,395, Chief Compliance Officer fees $4,090 and transfer agency fees $7,268, which are offset against an expense reimbursement currently in effect in the amount of $28,917.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

At May 31, 2019, accumulated net unrealized appreciation on investments was $15,566, consisting of $17,144 gross unrealized appreciation and $1,578 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 1, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. They also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods except for the ten-year period when the fund’s performance was above the Performance Group median. The Board also considered that the fund’s yield performance was at or above the Performance Group and Performance Universe medians for five of the ten one-year periods ended March 31st. It was noted that there were only four or fewer other funds in the Performance Group for the four-, five- and ten-year total return measurement periods and from one to four other funds in the Performance Group for seven of the ten one-year periods ended March 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above or within one basis point of the returns of the index in six of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee (which was zero) was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser stated that the Adviser has contractually agreed to waive receipt of a portion of its management fees in the amount of .05% of the value of the fund’s average daily net assets until March 31, 2020. In addition, the Adviser has contractually agreed, until March 31, 2020, to waive receipt of its fees and/or assume the direct expenses attributable to Class D, Class Z and Institutional shares of the fund so that the direct expenses of such classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .35% of Class D and Class Z shares respective average daily net assets and .20% of Institutional shares average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also considered the fee waiver and expense limitation arrangements and their effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board expressed concern about the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

For More Information

BNY Mellon Ultra Short Income Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class D: DSDDX Institutional: DSYDX Class Z: DSIGX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0542SA0519

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Ultra Short Income Fund

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      July 26, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      July 26, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)